Share Capital (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 15, 2019	Aug. 31, 2019
Disclosure of classes of share capital [line items]
Preferred shares redemption price, per share		$ 25
Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Cancellation of shares, percentage of all shares		5.00%
Class B Non Voting Shares [Member]
Disclosure of classes of share capital [line items]
Shares cancelled	483,428
Cancellation of shares	$ 13
Class B Non Voting Shares [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised		24,758,127